Fair Value, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets [Abstract]
Cash and cash equivalents	$ 503,709	$ 612,740	$ 707,274	$ 718,156
Securities available for sale	501,463	571,965
Held to maturity securities	22,924	28,701
Net loans	3,753,966	3,598,213
Accrued interest receivable	11,341	11,441
Financial liabilities [Abstract]
Demand deposits	405,069	398,399
Interest bearing deposits	3,859,444	3,784,174
Short-term borrowings	161,893	242,991
Accrued interest payable	1,024	537
Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	503,709	612,740
Securities available for sale	0	35
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	353	243
Financial liabilities [Abstract]
Demand deposits	405,069	398,399
Interest bearing deposits	2,594,672	2,707,961
Short-term borrowings	0	0
Accrued interest payable	104	77
Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	501,463	571,930
Held to maturity securities	22,924	28,701
Net loans	0	0
Accrued interest receivable	2,371	2,440
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	1,264,772	1,076,213
Short-term borrowings	161,893	242,991
Accrued interest payable	920	460
Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	3,753,966	3,598,213
Accrued interest receivable	8,617	8,758
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	503,709	612,740
Securities available for sale	501,463	571,965
Held to maturity securities	22,501	27,551
Federal Reserve Bank and Federal Home Loan Bank stock	8,953	8,779
Net loans	3,829,330	3,592,237
Accrued interest receivable	11,341	11,441
Financial liabilities [Abstract]
Demand deposits	405,069	398,399
Interest bearing deposits	3,869,178	3,774,927
Short-term borrowings	161,893	242,991
Accrued interest payable	$ 1,024	$ 537